Share of profit after tax of equity accounted units	12 Months Ended
Dec. 31, 2020
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Share of profit after tax of equity accounted units
7 Share of profit after tax of equity accounted units

	2020 US$m	2019 US$m	2018 US$m
Sales revenue: Rio Tinto share(a)	2,490	2,358	2,497
Operating costs	(1,439)	(1,812)	(1,656)
Profit before finance items and taxation	1,051	546	841
Finance items	(59)	(65)	(69)
Share of profit after tax of equity accounted units	23	10	14
Profit before taxation	1,015	491	786
Taxation	(363)	(190)	(273)
Profit for the year (Rio Tinto share)	652	301	513

(a) Sales revenue of equity accounted units includes sales by equity accounted units to Group subsidiaries.
Further information relating to the Group’s interests in joint ventures and associates is given in notes 34 and 35.